Label	Element	Value
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

DREYFUS INSTITUTIONAL TREASURY OBLIGATIONS CASH ADVANTAGE FUND

Hamilton Shares

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), the management agreement between Dreyfus Institutional Reserves Funds, on behalf of the fund, and BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") will be amended to reflect a reduction in the management fee payable by the fund to BNYM Investment Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of thefund's average daily net assets.

In addition, as of the Effective Date, the fund's name will be changed to "Dreyfus Institutional Preferred Treasury Obligations Fund".

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Treasury Obligations Cash Advantage Fund